SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 04, 2022	Apr. 30, 2022
IfrsStatementLineItems [Line Items]
Closing Value	$ 2,024,000	$ 12,447,396
Revealed films [member]
IfrsStatementLineItems [Line Items]
Closing Value			$ 11,256,080
Property investors network [member]
IfrsStatementLineItems [Line Items]
Closing Value				$ 29,655,000
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	12,447,396	12,098,396
Adjustments	(10,423,396)	349,000
Closing Value	2,024,000	12,447,396
Contingent consideration [member] | Revealed films [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	10,380,396	10,380,396
Adjustments	(8,356,396)
Closing Value	2,024,000	10,380,396
Contingent consideration [member] | University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	1,208,000	1,017,000
Adjustments	(1,208,000)	191,000
Closing Value		1,208,000
Contingent consideration [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	859,000	701,000
Adjustments	(859,000)	158,000
Closing Value		$ 859,000